Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Income Taxes (Details) [Line Items]
Operating loss carryforwards	$ 97,437,361		$ 0
Valuation allowance	164,952,382	$ 7,967,381		$ 4,141,548
Deferred tax assets	$ 148,845,231	88,579		4,688
U.S. federal statutory tax rate, percentage	21.00%
DevvStream Corp [Member]
Income Taxes (Details) [Line Items]
Valuation allowance		7,967,381		4,141,548
Unrecognized tax benefits
Accrued interest and penalties
Canadian federal net operating loss carryforwards		$ 7,324,903
Operating loss carryforwards, expiration period		20 years
U.S. federal net operating loss carryforwards		$ 14,453,122